Administrative and Selling Expenses - Summary of Detailed Information About Administrative and Selling Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Administrative and selling expense is comprised of:
Personnel expenses	$ 43.3	$ 39.3
Share-based compensation expense	5.2	3.9
Professional, consulting, legal and other fees	18.8	20.7
Insurance	25.6	21.8
Software licenses	5.9	5.2
Amortization of intangible assets and non-producing assets	0.3	0.3
Other administrative and selling	15.9	8.1
Selling, general and administrative expense	$ 115.0	$ 99.3